Note 16 - Income Taxes (Detail) - Income Tax Expense Reconciliation (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
State income tax provision (benefit)	$ 0	$ 0
	$ 0	$ 0